Disclosure of detailed information about exploration and evaluation assets (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Statements [Line Items]
Exploration and evaluation assets, beginning of period	$ 16,874,234	$ 14,861,032
Expenditures	830,003	2,013,202
Impairment Loss	(639,034)		$ (178,118)
Exploration and evaluation assets, end of period	17,065,203	16,874,234	14,861,032
Separation Rapids Lithium Project [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning of period	11,010,950	9,523,610
Expenditures	511,188	1,487,340
Impairment Loss	0	0
Exploration and evaluation assets, end of period	11,522,138	11,010,950	9,523,610
East Kemptville Tin-Indium Project [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning of period	5,827,524	5,322,422
Expenditures	315,087	505,102
Impairment Loss	(639,034)	0
Exploration and evaluation assets, end of period	5,503,577	5,827,524	5,322,422
Other [Member]
Statements [Line Items]
Exploration and evaluation assets, beginning of period	35,760	15,000
Expenditures	3,728	20,760
Impairment Loss	0	0
Exploration and evaluation assets, end of period	$ 39,488	$ 35,760	$ 15,000